Significant Accounting Policies (Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2018
AmpliPhi Biosciences Corporation [Member] | Minimum [Member] | Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
AmpliPhi Biosciences Corporation [Member] | Minimum [Member] | Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
AmpliPhi Biosciences Corporation [Member] | Maximum [Member] | Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
AmpliPhi Biosciences Corporation [Member] | Maximum [Member] | Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
C3J [Member] | Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
C3J [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
C3J [Member] | Minimum [Member] | Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
C3J [Member] | Maximum [Member] | Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years